Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of changes in right-of-use assets and lease liabilities

	Right-of-use assets	Lease
	Office buildings	liabilities
As of January 1, 2022	653	642
Additions	184	184
Derecognition	(136)	(160)
Depreciation	(246)	—
Interest expense	—	51
Payments	—	(284)
As of December 31, 2022	455	433
Including short-term portion	—	300

The change in the balances of Right-of-use assets and Lease liabilities the year ended December 31, 2021 was as follows:

	Right-of-use assets	Lease
	Office buildings	liabilities
As of January 1, 2021	1,087	1,116
Additions	40	40
Derecognition	(201)	(240)
Depreciation	(273)	—
Interest expense	—	75
Payments	—	(349)
As of December 31, 2021	653	642
Including short-term portion	—	308